COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 3.5%
5,300	Lockheed Martin Corp.	$ 1,919,501
5,820	Northrop Grumman Corp.	2,011,217
5,075	The Boeing Co.	1,731,489

		5,662,207

Beverages – 2.3%
13,950	PepsiCo, Inc.	1,782,950
36,340	The Coca-Cola Co.	1,912,574

		3,695,524

Biotechnology – 1.2%
10,360	Amgen, Inc.	1,932,969

Building Products – 1.9%
16,300	Armstrong World Industries, Inc.	1,592,673
5,615	Lennox International, Inc.	1,440,135

		3,032,808

Capital Markets – 4.6%
14,380	Cboe Global Markets, Inc.	1,571,878
21,440	Intercontinental Exchange, Inc.	1,883,718
17,595	T. Rowe Price Group, Inc.	1,995,097
45,525	The Charles Schwab Corp.	1,967,591

		7,418,284

Chemicals – 3.5%
9,705	Ecolab, Inc.	1,957,789
25,590	RPM International, Inc.	1,735,770
3,950	The Sherwin-Williams Co.	2,026,508

		5,720,067

Commercial Services & Supplies – 2.0%
41,152	Rollins, Inc.	1,379,827
16,220	Waste Management, Inc.	1,897,740

		3,277,567

Communications Equipment – 1.5%
43,185	Cisco Systems, Inc.	2,392,449

Diversified Consumer Services – 1.0%
33,680	Service Corp. International	1,553,995

Electrical Equipment – 2.0%
18,230	AMETEK, Inc.	1,633,590
9,895	Rockwell Automation, Inc.	1,590,918

		3,224,508

Electronic Equipment, Instruments & Components – 2.1%
19,770	Amphenol Corp. Class A	1,844,936
30,310	FLIR Systems, Inc.	1,505,195

		3,350,131

Entertainment* – 1.0%
23,150	Live Nation Entertainment, Inc.	1,668,189

Equity Real Estate Investment Trusts (REITs) – 2.3%
13,595	Crown Castle International Corp.	1,811,670
7,570	Public Storage	1,837,693

		3,649,363

Health Care Equipment & Supplies – 4.7%
22,530	Abbott Laboratories	1,962,363
7,890	Becton Dickinson & Co.	1,994,592
6,410	ICU Medical, Inc.*	1,630,960

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
9,410	Stryker Corp.	$ 1,974,030

		7,561,945

Health Care Providers & Services – 2.4%
9,310	Laboratory Corp. of America Holdings*	1,559,611
9,020	UnitedHealth Group, Inc.	2,246,070

		3,805,681

Hotels, Restaurants & Leisure – 3.7%
9,070	McDonald’s Corp.	1,911,230
22,265	Starbucks Corp.	2,108,273
16,935	Yum! Brands, Inc.	1,905,526

		5,925,029

Industrial Conglomerates – 2.3%
10,455	Honeywell International, Inc.	1,803,070
5,105	Roper Technologies, Inc.	1,856,433

		3,659,503

Interactive Media & Services* – 7.0%
5,745	Alphabet, Inc. Class A	6,998,559
22,215	Facebook, Inc. Class A	4,314,819

		11,313,378

Internet & Direct Marketing Retail* – 4.5%
3,920	Amazon.com, Inc.	7,317,778

IT Services – 14.6%
11,140	Automatic Data Processing, Inc.	1,855,033
11,905	Broadridge Financial Solutions, Inc.	1,513,364
29,550	Cognizant Technology Solutions Corp. Class A	1,924,887
15,210	Fidelity National Information Services, Inc.	2,026,733
20,780	Fiserv, Inc.*	2,190,835
5,680	FleetCor Technologies, Inc.*	1,614,086
11,240	Jack Henry & Associates, Inc.	1,570,228
8,875	Mastercard, Inc. Class A	2,416,396
21,425	Paychex, Inc.	1,779,346
15,780	PayPal Holdings, Inc.*	1,742,112
9,090	VeriSign, Inc.*	1,918,808
16,895	Visa, Inc. Class A	3,007,310

		23,559,138

Life Sciences Tools & Services – 3.0%
22,100	Agilent Technologies, Inc.	1,533,961
1,955	Mettler-Toledo International, Inc.*	1,479,446
6,465	Thermo Fisher Scientific, Inc.	1,795,201

		4,808,608

Machinery – 1.2%
12,225	Illinois Tool Works, Inc.	1,885,462

Media – 1.2%
43,440	Comcast Corp. Class A	1,875,305

Multiline Retail – 1.1%
13,260	Dollar General Corp.	1,777,105

Personal Products – 1.2%
10,405	The Estee Lauder Cos., Inc. Class A	1,916,497

Pharmaceuticals – 1.1%
13,255	Johnson & Johnson	1,726,066

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.4%
27,645	Maxim Integrated Products, Inc.	$ 1,636,308
17,320	Texas Instruments, Inc.	2,165,173

		3,801,481

Software – 10.3%
6,705	Adobe, Inc.*	2,003,856
7,860	ANSYS, Inc.*	1,596,523
31,885	CDK Global, Inc.	1,653,875
16,005	Citrix Systems, Inc.	1,508,311
72,765	Microsoft Corp.	9,915,687

		16,678,252

Specialty Retail – 1.2%
8,930	The Home Depot, Inc.	1,908,252

Technology Hardware, Storage & Peripherals – 5.8%
44,215	Apple, Inc.	9,419,564

Textiles, Apparel & Luxury Goods – 1.2%
22,515	Nike, Inc. Class B	1,936,965

TOTAL COMMON STOCKS (Cost $109,630,853)		$157,454,070

Shares	Dividend Rate	Value

Investment Company – 1.3%
State Street Institutional US Government Money Market Fund - Premier Class
2,065,890	2.287%	$ 2,065,890
(Cost $2,065,890)

Exchange Traded Fund – 1.0%
9,975	iShares Russell 1000 Growth ETF
(Cost $1,578,391)		$ 1,609,167

TOTAL INVESTMENTS – 100.1%
(Cost $113,275,134)		$161,129,127

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(100,698)

NET ASSETS – 100.0%		$161,028,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Aerospace & Defense – 1.9%
14,000	Lockheed Martin Corp.	$ 5,070,380

Air Freight & Logistics – 2.2%
48,500	United Parcel Service, Inc. Class B	5,794,295

Banks – 10.4%
67,000	JPMorgan Chase & Co.	7,772,000
299,000	People’s United Financial, Inc.	4,909,580
95,000	U.S. Bancorp.	5,429,250
188,000	Wells Fargo & Co.	9,101,080

		27,211,910

Beverages – 3.7%
91,500	Molson Coors Brewing Co. Class B	4,940,085
37,500	PepsiCo, Inc.	4,792,875

		9,732,960

Biotechnology – 4.7%
41,000	Amgen, Inc.	7,649,780
72,500	Gilead Sciences, Inc.	4,750,200

		12,399,980

Capital Markets – 6.8%
11,000	BlackRock, Inc.	5,144,480
38,000	CME Group, Inc.	7,387,960
46,000	T. Rowe Price Group, Inc.	5,215,940

		17,748,380

Communications Equipment – 1.9%
88,000	Cisco Systems, Inc.	4,875,200

Containers & Packaging – 3.7%
116,000	International Paper Co.	5,093,560
76,000	Sonoco Products Co.	4,562,280

		9,655,840

Distributors – 1.8%
48,000	Genuine Parts Co.	4,661,760

Diversified Telecommunication Services – 4.8%
229,000	AT&T, Inc.	7,797,450
86,500	Verizon Communications, Inc.	4,780,855

		12,578,305

Electric Utilities – 1.9%
24,000	NextEra Energy, Inc.	4,972,080

Electrical Equipment – 1.9%
77,000	Emerson Electric Co.	4,995,760

Equity Real Estate Investment Trusts (REITs) – 3.9%
112,500	Highwoods Properties, Inc.	5,099,625
58,000	WP Carey, Inc.	5,019,320

		10,118,945

Health Care Providers & Services – 1.9%
90,500	CVS Health Corp.	5,056,235

Hotels, Restaurants & Leisure – 1.9%
24,000	McDonald’s Corp.	5,057,280

Household Products – 3.9%
36,500	Kimberly-Clark Corp.	4,951,225
45,000	The Procter & Gamble Co.	5,311,800

		10,263,025

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 1.9%
28,500	3M Co.	$ 4,979,520

Insurance – 3.9%
101,500	MetLife, Inc.	5,016,130
88,500	Principal Financial Group, Inc.	5,136,540

		10,152,670

IT Services – 1.8%
57,000	Paychex, Inc.	4,733,850

Machinery – 1.9%
38,000	Caterpillar, Inc.	5,003,460

Multi-Utilities – 1.9%
65,000	Dominion Energy, Inc.	4,828,850

Multiline Retail – 4.0%
104,000	Kohl’s Corp.	5,601,440
57,000	Target Corp.	4,924,800

		10,526,240

Oil, Gas & Consumable Fuels – 9.5%
80,500	Chevron Corp.	9,910,355
131,000	Exxon Mobil Corp.	9,741,160
75,500	ONEOK, Inc.	5,291,040

		24,942,555

Pharmaceuticals – 7.5%
53,000	Johnson & Johnson	6,901,660
58,500	Merck & Co., Inc.	4,854,915
201,000	Pfizer, Inc.	7,806,840

		19,563,415

Semiconductors & Semiconductor Equipment – 4.1%
104,500	Intel Corp.	5,282,475
44,500	Texas Instruments, Inc.	5,562,945

		10,845,420

Specialty Retail – 2.0%
24,000	The Home Depot, Inc.	5,128,560

TOTAL COMMON STOCKS (Cost $222,308,810)		$250,896,875

Exchange Traded Fund – 2.9%
60,000	iShares Russell 1000 Value Index Fund	$ 7,706,400
(Cost $7,334,788)

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund - Premier Class
2,852,051	2.287%	$ 2,852,051
(Cost $2,852,051)

TOTAL INVESTMENTS – 99.8% (Cost $232,495,649)	$261,455,326

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	516,211

NET ASSETS – 100.0%	$261,971,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Aerospace & Defense – 2.4%
19,395	HEICO Corp.	$ 2,652,266
5,400	TransDigm Group, Inc.*	2,621,376

		5,273,642

Air Freight & Logistics – 1.2%
30,760	CH Robinson Worldwide, Inc.	2,575,535

Airlines* – 1.3%
30,485	United Airlines Holdings, Inc.	2,801,876

Banks – 1.3%
37,440	Comerica, Inc.	2,740,608

Biotechnology* – 1.2%
32,440	BioMarin Pharmaceutical, Inc.	2,573,141

Building Products – 1.2%
27,080	Armstrong World Industries, Inc.	2,645,987

Capital Markets – 4.6%
9,455	FactSet Research Systems, Inc.	2,621,872
16,820	Morningstar, Inc.	2,556,304
10,110	MSCI, Inc.	2,297,396
23,655	T. Rowe Price Group, Inc.	2,682,240

		10,157,812

Chemicals – 1.3%
41,420	RPM International, Inc.	2,809,519

Commercial Services & Supplies – 2.4%
40,705	IAA, Inc.*	1,902,959
40,705	KAR Auction Services, Inc.	1,088,451
64,547	Rollins, Inc.	2,164,261

		5,155,671

Communications Equipment – 1.2%
15,270	Motorola Solutions, Inc.	2,534,209

Containers & Packaging – 1.1%
56,070	Sealed Air Corp.	2,343,165

Distributors – 1.1%
13,125	Pool Corp.	2,485,481

Diversified Consumer Services – 3.4%
17,650	Bright Horizons Family Solutions, Inc.*	2,684,036
20,055	Grand Canyon Education, Inc.*	2,181,382
55,320	Service Corp. International	2,552,465

		7,417,883

Diversified Financial Services – 1.2%
46,375	Voya Financial, Inc.	2,604,884

Electrical Equipment – 2.4%
29,825	AMETEK, Inc.	2,672,618
15,530	Rockwell Automation, Inc.	2,496,914

		5,169,532

Electronic Equipment, Instruments & Components – 4.9%
26,200	Amphenol Corp. Class A	2,444,984
23,190	CDW Corp.	2,740,131
51,805	FLIR Systems, Inc.	2,572,636
92,750	Jabil, Inc.	2,864,120

		10,621,871

Shares	Description	Value

Common Stocks – (continued)
Entertainment* – 1.3%
39,300	Live Nation Entertainment, Inc.	$ 2,831,958

Equity Real Estate Investment Trusts (REITs) – 3.7%
24,345	Extra Space Storage, Inc.	2,736,135
33,535	Lamar Advertising Co. Class A	2,713,652
11,030	SBA Communications Corp.*	2,706,872

		8,156,659

Food Products – 2.4%
15,615	McCormick & Co., Inc.	2,475,602
46,255	TreeHouse Foods, Inc.*	2,744,772

		5,220,374

Health Care Equipment & Supplies – 4.8%
10,830	ICU Medical, Inc.*	2,755,585
7,645	The Cooper Cos., Inc.	2,579,423
19,310	Varian Medical Systems, Inc.*	2,266,415
20,710	West Pharmaceutical Services, Inc.	2,842,862

		10,444,285

Health Care Providers & Services – 2.4%
6,995	Chemed Corp.	2,835,703
14,730	Laboratory Corp. of America Holdings*	2,467,570

		5,303,273

Health Care Technology – 1.2%
36,330	Cerner Corp.	2,603,044

Hotels, Restaurants & Leisure – 4.5%
10,255	Domino’s Pizza, Inc.	2,507,655
31,125	Dunkin’ Brands Group, Inc.	2,494,980
26,515	Hilton Worldwide Holdings, Inc.	2,560,023
129,865	The Wendy’s Co.	2,362,245

		9,924,903

Household Products – 1.2%
35,035	Church & Dwight Co., Inc.	2,643,040

IT Services – 14.3%
31,705	Akamai Technologies, Inc.*	2,794,162
42,735	Black Knight, Inc.*	2,705,980
37,430	Booz Allen Hamilton Holding Corp.	2,573,312
19,875	Broadridge Financial Solutions, Inc.	2,526,510
17,400	Euronet Worldwide, Inc.*	2,712,834
27,235	Fiserv, Inc.*	2,871,386
9,265	FleetCor Technologies, Inc.*	2,632,835
15,800	Gartner, Inc.*	2,201,414
18,015	Jack Henry & Associates, Inc.	2,516,696
28,095	Paychex, Inc.	2,333,290
12,210	VeriSign, Inc.*	2,577,409
12,415	WEX, Inc.*	2,707,339

		31,153,167

Life Sciences Tools & Services – 3.5%
38,515	Agilent Technologies, Inc.	2,673,326
12,630	Bio-Techne Corp.	2,654,194
3,050	Mettler-Toledo International, Inc.*	2,308,088

		7,635,608

Machinery – 5.7%
31,255	Fortive Corp.	2,376,943
49,180	Graco, Inc.	2,364,574
15,125	IDEX Corp.	2,544,327
18,330	Nordson Corp.	2,596,628

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
36,750	The Toro Co.	$ 2,676,135

		12,558,607

Media – 1.2%
51,425	CBS Corp. Class B	2,648,902

Multiline Retail – 1.1%
18,275	Dollar General Corp.	2,449,215

Professional Services* – 1.3%
4,680	CoStar Group, Inc.	2,880,072

Road & Rail – 1.3%
24,675	Landstar System, Inc.	2,745,587

Semiconductors & Semiconductor Equipment – 1.1%
42,525	Maxim Integrated Products, Inc.	2,517,055

Software – 10.8%
12,645	ANSYS, Inc.*	2,568,452
36,725	Cadence Design Systems, Inc.*	2,714,345
25,700	Citrix Systems, Inc.	2,421,968
36,930	Manhattan Associates, Inc.*	3,138,681
12,400	Palo Alto Networks, Inc.*	2,809,096
43,930	SS&C Technologies Holdings, Inc.	2,106,443
20,000	Synopsys, Inc.*	2,655,200
68,585	Teradata Corp.*	2,511,583
11,495	Tyler Technologies, Inc.*	2,682,358

		23,608,126

Specialty Retail – 1.1%
16,065	Advance Auto Parts, Inc.	2,420,032

TOTAL COMMON STOCKS (Cost $163,426,864)		$207,654,723

Exchange Traded Fund – 3.2%
48,010	iShares Russell Midcap Growth Index Fund	$ 7,001,298
(Cost $6,639,163)

Shares	Dividend Rate	Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund - Premier Class
3,803,488	2.287%	$ 3,803,488
(Cost $3,803,488)

TOTAL INVESTMENTS – 100.0%
(Cost $173,869,515)		$218,459,509

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(3,473)

NET ASSETS – 100.0%		$218,456,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.9%
Aerospace/Defense – 0.2%
United Technologies Corp.
$ 2,000,000	5.700%		04/15/40	$ 2,593,775

Auto Manufacturers – 1.4%
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,016,521
Ford Motor Credit Co. LLC
1,000,000	2.979	(a)	08/03/22	988,806
2,500,000	4.134		08/04/25	2,491,940
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,928,550
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,050,316
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,360,981

				15,837,114

Banks – 7.0%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,148,940
(3M USD LIBOR + 1.040%)
3,749,000	3.419	(a)(c)	12/20/28	3,862,691
BB&T Corp.(a)
5,455,000	2.500		08/01/24	5,447,676
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,378,414
3,500,000	4.450		09/29/27	3,773,575
Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,135,119
Credit Suisse AG
3,000,000	3.000		10/29/21	3,039,784
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,988,435
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,378,633
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,171,102
JPMorgan Chase & Co.(c)
(3M USD LIBOR + 0.610%)
1,500,000	3.514	(a)	06/18/22	1,528,489
(3M USD LIBOR + 1.000%)
150,000	3.267		04/26/23	149,642
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)	05/06/30	1,747,397
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)	12/05/29	2,234,719
(3M USD LIBOR + 3.470%)
1,793,000	5.736	(a)	04/30/99	1,801,965
KeyBank NA
4,000,000	3.400		05/20/26	4,123,938
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,731,623
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,161,770
Morgan Stanley
4,375,000	4.100		05/22/23	4,586,950
PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,542,070
The PNC Financial Services Group, Inc.(a)
3,750,000	3.150		05/19/27	3,880,944
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,669,625

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp(a)
$ 2,050,000	3.600%	09/11/24	$ 2,151,495
UBS Group Funding Switzerland AG(a)(b)(c) (3M USD LIBOR + 0.954%)
2,750,000	2.859	08/15/23	2,763,893
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,647,179
1,500,000	4.650	11/04/44	1,702,887
5,000,000	4.750	12/07/46	5,748,916
Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	2,422,595

			80,920,466

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	6,417,096
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,589,376

			9,006,472

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,671,916
Celgene Corp.(a)
3,250,000	3.900	02/20/28	3,490,098

			5,162,014

Chemicals(a) – 0.2%
Praxair, Inc.
2,740,000	3.200	01/30/26	2,871,938

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,487,523
Northwestern University
1,000,000	4.643	12/01/44	1,214,016
The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,830,737

			11,532,276

Distribution/Wholesale(a) – 0.2%
WW Grainger, Inc.
2,260,000	4.600	06/15/45	2,555,347

Diversified Financial Services – 3.3%
Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,512,908
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	1,011,901
American Express Co.(a)
3,115,000	3.125	05/20/26	3,194,719
Blackstone Holdings Finance Co. LLC(b)
3,000,000	5.875	03/15/21	3,158,332
Brookfield Asset Management, Inc.(a)
2,000,000	4.000	01/15/25	2,109,043
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,051,062
Citicorp Lease Pass-Through Trust 1999-1(b)
1,859,423	8.040	12/15/19	1,896,262

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
CME Group, Inc.
$ 1,685,000	3.000%	09/15/22	$ 1,723,220
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,102,079
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,623,753
Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,252,342
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,276,917
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,557,257

			38,469,795

Electric – 3.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,881,063
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,604,443
Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	2,029,242
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,343,965
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,146,370
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,384,013
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	2,091,219
National Grid USA
3,375,000	8.000	11/15/30	4,749,341
Ohio Power Co.
2,870,000	5.850	10/01/35	3,649,121
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,310,000
PacifiCorp
1,900,000	6.100	08/01/36	2,506,262
PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,216,172
PSEG Power LLC
5,500,000	8.625	04/15/31	7,598,309
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,189,492

			39,699,012

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,565,329
Boston Gas Co.(b)
1,000,000	3.001	08/01/29	1,009,133
Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	4,724,257

			7,298,719

Healthcare-Services – 1.7%
Ascension Health
1,500,000	3.945	11/15/46	1,641,020

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Baptist Health South Florida, Inc.
$ 3,695,000	4.342%		11/15/41	$ 4,060,354
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,346,424
Mayo Clinic
2,600,000	3.774		11/15/43	2,731,223
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,127,928
4,990,000	3.823		06/01/27	5,341,659

				19,248,608

Insurance – 4.1%
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	2,105,444
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,036,480
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	4,754,125
Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	1,987,120
Loews Corp.(a)
3,900,000	3.750		04/01/26	4,117,500
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,257,618
MetLife, Inc.(a)
2,055,000	10.750		08/01/69	3,298,275
Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,362,841
New York Life Global Funding(b)
2,000,000	2.000		04/13/21	1,991,662
Principal Life Global Funding II(b)
2,000,000	2.200		04/08/20	1,998,369
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,137,540
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,193,420
2,000,000	3.950	(a)	09/15/26	2,105,202
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,559,172
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,252,401
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,950,872
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,877,758

				46,985,799

Media – 0.8%
CBS Corp.
2,500,000	7.875		09/01/23	2,924,178
Comcast Corp.
1,250,000	6.400		05/15/38	1,709,330
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,725,000	6.375		03/01/41	3,088,831
The Walt Disney Co.(b)
1,000,000	7.125		04/08/28	1,317,789

				9,040,128

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Metals & Mining – 0.3%
The Timken Co.
$ 2,750,000	6.875%		05/08/28	$ 3,290,874

Miscellaneous Manufacturing – 0.5%
General Electric Co.
1,500,000	4.500		03/11/44	1,528,090
(3M USD LIBOR + 3.330%)
1,894,000	5.000	(a)(c)	12/29/49	1,834,813
Siemens Financieringsmaatschappij NV(b)
2,228,000	1.700		09/15/21	2,202,541

				5,565,444

Oil-Field Services – 3.1%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,793,582
1,360,000	7.375		08/15/47	1,673,940
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,293,726
Equinor ASA
1,795,000	6.800		01/15/28	2,294,523
Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,056,341
Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,477,649
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,260,359
Marathon Oil Corp.(a)
2,000,000	2.700		06/01/20	2,001,033
Phillips 66(a)
3,000,000	4.650		11/15/34	3,340,795
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,115,171
Tosco Corp.
2,095,000	8.125		02/15/30	2,999,667

				36,306,786

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,223,374

Pharmaceuticals – 1.4%
Bayer US Finance LLC(b)
2,000,000	2.375		10/08/19	1,998,169
CVS Pass-Through Trust(b)
2,686,030	7.507		01/10/32	3,313,251
Johnson & Johnson
4,970,000	5.950		08/15/37	6,868,851
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,451,089

				16,631,360

Pipelines – 2.1%
Buckeye Partners LP(a)
2,000,000	4.350		10/15/24	1,929,884
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,280,220
Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	3,028,153

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Kinder Morgan Energy Partners LP
$ 4,175,000	5.800%		03/15/35	$ 4,842,894
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	848,763
1,450,000	7.625		04/01/37	1,971,255
TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,782,803
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,637,166

				24,321,138

Real Estate – 4.7%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,549,330
Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	1,974,786
1,700,000	3.600		06/01/27	1,771,811
National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,045,254
Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	4,042,868
Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	4,775,806
Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,292,573
2,800,000	4.450		03/15/24	2,913,416
Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,532,497
SBA Tower Trust(b)
5,000,000	2.877	(a)	07/15/21	5,004,078
3,520,000	3.448		03/15/48	3,607,814
Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	4,144,727
Simon Property Group LP(a)
2,815,000	3.750		02/01/24	2,967,465
3,000,000	4.750		03/15/42	3,532,896
STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	2,118,498
UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,754,988
Ventas Realty LP(a)
2,910,000	3.500		02/01/25	3,017,055
VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,505,209
Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,630,779
Weingarten Realty Investors(a)
1,000,000	3.850		06/01/25	1,025,579

				54,207,429

Retail(a) – 0.1%
AutoNation, Inc.
1,300,000	3.800		11/15/27	1,287,167

Semiconductors(a) – 0.7%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,109,771

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
Texas Instruments, Inc.
$ 2,925,000	3.875%		03/15/39	$ 3,244,781

				8,354,552

Software – 0.1%
Adobe, Inc.
563,000	4.750		02/01/20	569,564

Telecommunications – 1.3%
AT&T, Inc.(a)
4,380,000	3.600		07/15/25	4,555,879
Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	2,871,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,102,500
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,267,862

				14,797,941

Transportation – 1.1%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,463,756
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,653,874
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,505,981
2,500,000	6.125	(a)(e)	09/15/15	3,497,072
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,142,522
1,500,000	4.700		05/01/48	1,687,843
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	571,261

				12,522,309

TOTAL CORPORATE OBLIGATIONS (Cost $ 450,317,863)				$ 473,299,401

Mortgage-Backed Obligations – 23.8%
Collateralized Mortgage Obligations – 19.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(f)
$ 255,981	4.478%		04/25/35	$ 258,742
Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(f)
3,367,544	3.500		11/25/44	3,375,954
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(f)
1,049,944	3.000		04/25/45	1,033,782
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(f)
2,225,980	3.500		12/25/45	2,260,706
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(f)
1,201,588	3.500		03/25/46	1,214,316
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
96,456	5.500		11/25/20	96,344
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
19,355	6.000		04/25/36	19,563
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c) (1M USD LIBOR + 0.700%)
478,600	3.104		09/25/34	478,197

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
$ 1,340,192	4.399%	11/25/35	$ 1,151,750
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
253,669	5.750	01/25/34	260,485
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
5,353	5.500	08/25/21	5,394
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
628,807	6.750	08/25/34	674,445
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(f)
294,022	4.871	12/25/35	272,494
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(f)
105,822	4.712	04/25/37	101,025
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(f)
1,451,042	3.500	06/25/58	1,464,608
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 2A1
6,105	5.500	07/25/36	6,110
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
28,803	5.250	09/25/19	28,667
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
25,158	6.500	08/25/32	25,769
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
34,975	6.000	07/25/37	34,595
Countrywide Home Loans Trust Series 2005-27, Class 2A1
636,984	5.500	12/25/35	502,777
Countrywide Home Loans Trust Series 2005-6, Class 2A1
128,824	5.500	04/25/35	124,620
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
778,138	2.944	03/25/35	753,968
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
213,765	5.250	07/25/33	220,849
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
899,092	5.500	07/25/35	901,987
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(f)
2,925,428	3.500	10/25/44	2,948,345
CSMC Trust Series 2017-HL2, Class A1(b)(c)(f)
4,304,369	3.500	10/25/47	4,346,552
CSMC Trust Series 2017-HL2, Class A3(b)(c)(f)
3,909,593	3.500	10/25/47	3,972,928
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(f)
2,309,751	3.000	06/25/43	2,311,611
FHLMC REMIC Series 1579, Class PM
45,613	6.700	09/15/23	48,577
FHLMC REMIC Series 2103, Class TE
46,640	6.000	12/15/28	51,927
FHLMC REMIC Series 2110, Class PG
223,388	6.000	01/15/29	245,959
FHLMC REMIC Series 2391, Class Z
629,596	6.000	12/15/31	703,938
FHLMC REMIC Series 2603, Class C
183,194	5.500	04/15/23	188,234
FHLMC REMIC Series 2866, Class DH
82,540	4.000	09/15/34	83,001

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4088, Class EP
$ 3,479,855	2.750%	09/15/41	$ 3,495,282
FHLMC REMIC Series 4272, Class DG
1,179,360	3.000	04/15/43	1,196,377
FHLMC REMIC Series 4370, Class PA
1,098,867	3.500	09/15/41	1,132,258
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	274,512
FHLMC REMIC Series 4710, Class WA
614,595	3.500	03/15/44	634,442
FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,406,432
FHLMC REMIC Series 4770, Class JH
1,745,931	4.500	10/15/45	1,835,584
FHLMC REMIC Series 4792, Class AC
951,901	3.500	05/15/48	986,789
FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	9,332,860
FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,608,986
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,108,416	5.500	05/25/35	995,625
Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(f)
1,991,762	3.500	10/25/47	2,021,638
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(f)
8,663,874	3.500	04/25/48	8,759,870
FNMA REMIC Series 2001-45, Class WG
40,322	6.500	09/25/31	44,679
FNMA REMIC Series 2003-117, Class KB
2,473,765	6.000	12/25/33	2,806,879
FNMA REMIC Series 2003-14, Class AP
35,402	4.000	03/25/33	36,421
FNMA REMIC Series 2004-53, Class NC
243,675	5.500	07/25/24	254,508
FNMA REMIC Series 2015-2, Class PA
3,553,648	2.250	03/25/44	3,530,782
FNMA REMIC Series 2015-30, Class JA
2,579,443	2.000	05/25/45	2,508,111
FNMA REMIC Series 2016-16, Class PD
4,660,514	3.000	12/25/44	4,686,964
FNMA REMIC Series 2017-110, Class A
11,682,288	3.500	03/25/38	12,265,211
FNMA Series 2003-W6, Class 3A
91,328	6.500	09/25/42	103,481
GNMA REMIC Series 2015-167, Class KM
311,842	3.000	12/20/43	321,613
GNMA REMIC Series 2015-94, Class AT
1,025,854	2.250	07/16/45	1,017,703
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,284,787
GNMA REMIC Series 2018-160, Class GE(a)
4,611,857	4.500	01/20/47	4,777,526
GNMA REMIC Series 2018-37, Class KT
1,351,879	3.500	03/20/48	1,386,363
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
493,542	2.744	12/25/34	479,219

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
$ 114,682	3.918%	06/25/34	$ 114,245
Impac CMB Trust Series 2003-2F, Class A(g)
261,119	5.730	01/25/33	271,768
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
629,419	3.044	09/25/34	628,882
Impac CMB Trust Series 2004-4, Class 2A2(g)
1,688,128	4.721	09/25/34	1,779,514
Impac Secured Assets Corp. Series 2004-2, Class A6(g)
14,400	4.195	08/25/34	14,526
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,089,192	6.000	03/25/36	876,962
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
252,651	4.259	04/25/37	232,884
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(f)
1,822,559	3.401	07/25/43	1,846,202
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(f)
1,750,511	3.000	06/25/29	1,771,608
JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(f)
2,243,804	3.500	10/25/45	2,278,807
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(f)
9,267,476	3.500	08/25/47	9,404,450
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(f)
2,776,148	3.500	11/25/48	2,817,179
JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(f)
2,168,833	3.500	11/25/48	2,197,299
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(f)
7,776,785	3.500	12/25/48	7,897,431
JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(f)
4,237,139	3.500	10/25/48	4,292,646
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
435,765	4.338	07/25/33	440,485
Master Alternative Loans Trust Series 2004-4, Class 1A1
114,128	5.500	05/25/34	121,707
Master Alternative Loans Trust Series 2004-4, Class 8A1
705,107	6.500	05/25/34	753,457
Master Alternative Loans Trust Series 2004-9, Class A6(g)
16,838	5.643	08/25/34	17,140
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(f)
3,426,286	3.500	05/25/48	3,462,022
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
151,009	4.077	03/25/33	151,442
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
819,104	5.387	11/25/35	743,191
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
820,843	6.000	08/25/37	631,181
NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(f)
1,769,131	3.250	07/25/43	1,776,172
OBX Trust Series 2019-INV2, Class A5(b)(c)(f)
1,457,419	4.000	05/27/49	1,498,810
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
539,099	4.654	05/25/38	550,925

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(f)
$ 368,731	4.563%	11/25/21	$ 325,149
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(f)
22,409	4.779	07/25/35	22,807
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
196,718	2.904	07/25/35	165,105
Residential Asset Securitization Trust Series 2004-A6, Class A1
49,188	5.000	08/25/19	49,044
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
121,686	5.500	11/25/35	115,682
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
395,102	5.750	12/25/35	400,237
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,252,768	3.000	07/25/56	4,309,227
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,306,564
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
333,971	3.003	11/20/34	336,483
Sequoia Mortgage Trust Series 2012-2, Class A3(c)(f)
929,051	3.500	04/25/42	943,717
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(f)
2,361,210	1.874	02/25/43	2,191,041
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
4,212,156	2.500	05/25/43	4,122,474
Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(f)
3,404,412	3.500	05/25/45	3,459,484
Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(f)
3,089,836	3.500	07/25/45	3,129,283
Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(f)
2,207,026	3.000	07/25/45	2,206,789
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(f)
1,836,428	3.000	11/25/30	1,859,097
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
2,637,309	3.500	11/25/46	2,678,002
Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(f)
5,215,675	3.500	02/25/47	5,306,949
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(f)
3,069,823	3.500	08/25/47	3,099,094
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(f)
8,531,777	3.500	09/25/47	8,607,433
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(f)
2,881,223	3.500	02/25/48	2,920,954
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(f)
7,847,982	3.500	10/25/47	7,907,764
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
724,776	4.435	10/25/34	735,751
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
113,007	4.733	04/25/34	116,789
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(f)
231,415	4.486	10/25/33	236,298

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(f)
$ 344,196	4.470%	11/25/33	$ 349,108
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(f)
212,327	4.821	11/25/33	215,629
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
216,607	5.500	06/25/20	185,678
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(c)(f)
171,338	4.692	09/25/35	170,276
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
99,716	5.250	03/25/37	103,010
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(f)
8,244,691	3.500	08/20/45	8,302,849
WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(f)
2,090,650	3.500	08/20/45	2,099,004
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(f)
4,181,552	3.500	01/20/46	4,236,664

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $218,728,509)			$222,137,491

Commercial Mortgage Obligations – 2.1%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
4,583,911	2.674	04/10/48	4,581,728
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
1,019,247	3.147	02/10/47	1,018,684
Commercial Mortgage Trust Series 2012-CR4, Class A2
366,481	1.801	10/15/45	363,480
Commercial Mortgage Trust Series 2013-CR12, Class A2
189,401	2.904	10/10/46	189,257
Commercial Mortgage Trust Series 2014-CR15, Class A2
1,475,045	2.928	02/10/47	1,474,166
GNMA REMIC Series 2013-68, Class B(c)(f)
1,040,000	2.500	08/16/43	1,010,766
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
15,530	3.046	04/15/47	15,512
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,596,365	2.773	10/15/48	1,595,368
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579	03/10/49	2,988,891
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
6,436,635	2.933	03/15/48	6,430,865
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	4,997,595

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $25,258,089)			$ 24,666,312

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 2.5%
FHLMC
$ 295	8.500%		03/01/21	$ 296
126,036	7.000		05/01/26	136,155
21,869	7.500		12/01/30	26,091
28,025	7.500		01/01/31	32,367
58,829	7.000		08/01/31	67,883
729,501	5.000		05/01/33	803,244
1,142,376	4.000		06/01/42	1,217,697
1,722,529	3.000		06/01/45	1,724,937
(12M USD LIBOR + 1.600%)
2,713,913	2.771	(c)	07/01/45	2,745,976
(12M USD LIBOR + 1.864%)
114,879	4.790	(c)	01/01/36	121,181
(1Y US Treasury Yield Curve Rate + 2.229%)
110,687	4.639	(c)	05/01/34	116,730
FNMA
20,306	9.000		02/01/25	20,547
8,400	6.500		03/01/26	9,316
1,023,560	2.500		05/01/28	1,031,690
6,263	8.000		07/01/28	6,289
20,885	6.500		10/01/28	23,219
48,351	6.000		07/01/29	53,203
11,104	7.500		09/01/29	11,196
33,498	7.000		03/01/31	36,746
5,543	7.500		03/01/31	6,092
16,744	7.000		11/01/31	17,202
31,200	7.000		01/01/32	31,659
76,306	6.000		12/01/32	83,903
27,560	5.000		07/01/33	29,264
2,474,548	3.500		08/01/35	2,562,389
1,802,276	4.500		01/01/48	1,865,407
4,771,344	5.000		08/01/48	5,209,317
(12M USD LIBOR + 1.586%)
981,675	2.621	(c)	12/01/45	989,819
(12M USD LIBOR + 1.740%)
61,587	4.615	(c)	10/01/34	63,248
(12M USD LIBOR + 1.760%)
81,786	4.840	(c)	02/01/35	85,882
(6M USD LIBOR + 1.413%)
19,230	4.288	(c)	02/01/33	19,868
GNMA
30,308	8.000		02/15/22	31,329
19,128	7.500		08/20/25	20,705
88,306	7.500		07/20/26	99,054
50,897	6.500		04/15/31	56,030
129,621	6.500		05/15/31	142,694
4,337,180	2.500		06/20/31	4,306,136
4,352,790	5.000		02/20/49	4,577,122

				28,381,883

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $272,262,453)				$275,185,686

Asset-Backed Securities – 18.2%
Automotive(b) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%		12/20/21	$ 5,201,906
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,325,765

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Ford Credit Auto Owner Trust Series 2016-1, Class A
$ 7,000,000	2.310%	08/15/27	$ 6,989,895
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,519,490
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,142,773
Hertz Vehicle Financing II LP Series 2019-1A, Class A
4,500,000	3.710	03/25/23	4,599,816
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,841,984

			33,621,629

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,673,328

Home Equity – 1.2%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
978,979	3.184	01/25/35	979,776
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
720,268	4.298	05/25/34	733,235
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
245,615	4.250	09/25/33	259,959
Irwin Home Equity Series 2005-A, Class A3(c) (1M USD LIBOR + 0.760%)
434,129	3.164	02/25/34	432,125
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
3,559,021	3.079	12/25/34	3,515,029
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)(f)
5,284,905	4.000	08/27/57	5,452,886
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
1,048,377	5.140	11/25/35	1,097,316
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
1,467,452	7.490	07/25/29	1,519,815

			13,990,141

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
555,073	6.220	03/01/30	576,218
Green Tree Financial Corp. Series 1998-3, Class A6(c)(f)
69,330	6.760	03/01/30	71,896
Mid-State Trust Series 2011, Class A1
192,453	4.864	07/15/38	204,885

			852,999

Other – 10.5%
AFN LLC Series 2019-1A, Class A1(b)
4,991,667	3.780	05/20/49	5,105,467
ARL Second LLC Series 2014-1A, Class A1(a)(b)
1,399,241	2.920	06/15/44	1,402,186
CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,720,833	3.960	02/25/43	4,772,074

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
$ 1,318,380	5.907%	06/25/32	$ 1,310,369
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
4,269,292	2.864	12/25/33	4,167,982
CLI Funding LLC Series 2018-1A, Class A(b)
1,087,455	4.030	04/18/43	1,107,235
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M LIBOR + 0.200%)
511,759	2.604	02/25/37	467,669
Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
375,000	3.080	04/18/28	373,879
Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
2,407,407	3.270	11/18/29	2,400,464
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,370,000	4.118	07/25/47	6,608,302
Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
2,044,815	3.850	04/15/37	2,079,856
Global SC Finance SRL Series 2013-1A, Class A(b)
1,102,500	2.980	04/17/28	1,097,791
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)(b)
1,250,000	2.600	06/15/21	1,251,653
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
4,255,469	4.654	08/25/44	4,266,163
Home Partners of America Trust Series 2019-1, Class A(b)
8,000,000	2.908	09/17/39	7,999,706
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,342,958	3.225	06/17/37	4,341,090
Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,900,000	3.610	07/30/47	4,939,494
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
218,617	3.024	08/25/33	220,555
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
3,232,325	2.980	01/15/45	3,248,120
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
5,000,000	4.060	01/15/45	5,136,148
NP SPE II LLC Series 2016-1A, Class A1(b)
2,834,437	4.164	04/20/46	2,939,952
Progress Residential Trust Series 2015-SFR3, Class A(b)
3,478,612	3.067	11/12/32	3,471,539
Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
5,000,000	3.670	08/25/27	5,065,065
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,240,720
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
468,338	3.529	06/25/33	470,527
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(g)
462,402	5.750	06/25/35	472,638

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
TAL Advantage V LLC Series 2014-3A, Class A(b)
$ 2,666,667	3.270%	11/21/39	$ 2,658,505
Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(f)
5,000,000	3.250	11/25/60	5,055,145
Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(f)
2,826,337	2.750	04/25/55	2,820,616
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(f)
907,303	3.000	08/25/55	911,672
Towd Point Mortgage Trust Series 2016-3, Class A1(c)(f)
2,584,214	2.250	04/25/56	2,571,272
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)(f)
1,850,000	3.000	07/25/57	1,824,830
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(f)
5,500,000	3.500	03/25/58	5,557,637
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,414,476
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,967,586	3.820	04/17/49	5,150,949
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,478,750	4.072	02/16/43	1,511,209
Wells Fargo Home Equity Trust Series 2006-2, Class A4(c) (1M USD LIBOR + 0.250%)
409,235	2.654	07/25/36	408,861
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
3,000,000	3.783	06/15/49	3,017,400
Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,955,000	3.573	03/15/48	2,977,458

			121,836,674

Student Loan – 3.0%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
1,700,385	2.890	06/25/40	1,706,161
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
4,052,701	2.850	05/27/42	4,087,110
Massachusetts Educational Financing Authority Series 2018-A, Class A
4,388,550	3.850	05/25/33	4,698,074
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
4,484,649	2.650	12/15/28	4,497,810
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,138,413
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
2,194,751	2.740	10/25/32	2,201,444
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
4,200,101	2.490	01/25/36	4,196,840
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,224,402
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
2,796,813	3.904	01/25/36	2,802,423

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
$ 2,741,753	3.004%	01/25/46	$ 2,705,094

			34,257,771

TOTAL ASSET-BACKED SECURITIES (Cost $205,814,502)			$210,232,542

U.S. Treasury Obligations – 6.7%
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$ 5,591,016
5,000,000	2.750	08/15/42	5,245,117
9,000,000	2.750	11/15/42	9,432,070
4,000,000	2.500	02/15/45	3,983,125
United States Treasury Inflation Indexed Bonds
5,300,450	0.375	01/15/27	5,342,061
7,932,890	0.750	02/15/42	8,055,505
United States Treasury Notes
10,000,000	1.375	08/31/20	9,928,125
3,000,000	1.750	10/31/20	2,989,922
6,000,000	1.750	09/30/22	5,980,781
1,000,000	2.125	12/31/22	1,009,180
5,000,000	1.375	08/31/23	4,906,836
5,000,000	2.250	01/31/24	5,084,375
10,000,000	2.125	03/31/24	10,119,140

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,619,325)			$ 77,667,253

Municipal Bond Obligations – 5.7%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,311,749

California(a) – 1.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,376,400
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(h)
5,000,000	0.000	08/01/38	2,726,850
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,741,556
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,403,310
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,066,159

			16,314,275

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,733,835

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
$ 4,100,000	7.000%	01/01/31	$ 4,417,053
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,560,480

			5,977,533

Illinois – 0.2%
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,192,690
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,113,350

			2,306,040

Kentucky(a) – 0.3%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,940,257

Maryland(a) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,006,460

Michigan – 0.5%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,792,944
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,863,347
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,565,475

			5,221,766

Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,488,572

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(a)
2,500,000	5.792	11/01/41	3,478,250
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(a)
2,800,000	4.820	05/01/23	3,048,024
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,354,899

			7,881,173

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,595,852

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
$ 1,250,000	4.000%	12/01/19	$ 1,260,450

New York(a) – 0.5%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,099,940
1,055,000	5.008	06/01/22	1,133,186
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,040,890

			5,274,016

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	554,484
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,402,500

			1,956,984

Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,907,140

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,189,860

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $57,652,812)			$ 65,365,962

U.S. Government Agency Obligations – 0.8%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,014,284
FHLB
2,650,000	7.125	02/15/30	3,786,064
New Valley Generation III
357,138	5.131	01/15/21	366,503
New Valley Generation V
768,326	4.929	01/15/21	790,593
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,518,477

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,086,836)			$ 9,475,921

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 244,738
(Cost $236,971)

Shares	Dividend Rate	Value

Investment Company – 3.5%
State Street Institutional US Government Money Market Fund – Premier Class
39,972,709	2.287%	$ 39,972,709
(Cost $39,972,709)

TOTAL INVESTMENTS – 99.6%
(Cost $1,110,963,471)		$1,151,444,212

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,122,405

NET ASSETS – 100.0%		$1,156,566,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2019.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2019. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AG	— Aktiengesellschaft (German Corporation)
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 52.7%
Collateralized Mortgage Obligations – 36.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 36,691	4.478%	04/25/35	$ 37,086
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
5,368	4.746	09/20/34	5,536
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
135,099	4.623	11/25/33	136,910
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
49,688	4.820	11/25/34	49,548
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
33,147	4.701	09/25/34	33,821
Fannie Mae Grantor Trust Series 2011-T2, Class A
710,400	2.500	08/25/51	691,150
FHLMC REMIC PAC Series 159, Class H
823	4.500	09/15/21	824
FHLMC REMIC PAC Series 2022, Class PE
13,559	6.500	01/15/28	14,879
FHLMC REMIC PAC Series 2109, Class PE
29,210	6.000	12/15/28	32,491
FHLMC REMIC PAC Series 23, Class PK
53,306	6.000	11/25/23	56,326
FHLMC REMIC Series 3816, Class HA
1,465,176	3.500	11/15/25	1,522,311
FHLMC REMIC Series 4467, Class DA
649,609	3.000	11/15/41	657,444
FHLMC REMIC Series 4640, Class LD
682,144	4.000	09/15/43	709,438
FHLMC REMIC Series 4713, Class DV
556,463	3.500	11/15/28	581,811
FHLMC REMIC Series 4776, Class C
710,807	4.500	03/15/43	731,325
FHLMC REMIC Series 4879, Class A
692,196	4.000	10/15/46	714,774
FNMA REMIC PAC Series 1992-129, Class L
15,117	6.000	07/25/22	15,699
FNMA REMIC PAC Series 1992-89, Class MA(c)
2,875	0.000	06/25/22	2,793
FNMA REMIC Series 1991-137, Class H
6,169	7.000	10/25/21	6,320
FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate - 0.650%)
3,341	1.470	09/25/23	3,334
FNMA REMIC Series 2003-117, Class KB
458,471	6.000	12/25/33	520,208
FNMA REMIC Series 2003-14, Class AP
47,600	4.000	03/25/33	48,970
FNMA REMIC Series 2011-146, Class NB
683,921	4.000	09/25/41	711,405
FNMA REMIC Series 2012-100, Class WA
730,488	1.500	09/25/27	712,570
FNMA REMIC Series 2012-110, Class CA
654,296	3.000	10/25/42	666,458
FNMA REMIC Series 2012-118, Class EB
742,053	1.500	11/25/27	723,991

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2013-112, Class G
$ 603,235	2.125%	07/25/40	$ 598,372
FNMA REMIC Series 2014-3, Class BA
539,729	3.000	09/25/37	544,216
FNMA REMIC Series 2015-15, Class CA
1,015,420	3.500	04/25/35	1,052,607
FNMA REMIC Series 2015-19, Class CA
713,268	3.500	01/25/43	737,474
FNMA REMIC Series 2015-2, Class PA
552,601	2.250	03/25/44	549,045
FNMA REMIC Series 2016-104, Class BA
570,232	3.000	01/25/47	581,968
FNMA REMIC Series 2016-53, Class BV
794,084	3.500	11/25/27	827,772
FNMA REMIC Series 2016-96, Class A
623,696	1.750	12/25/46	606,497
FNMA REMIC Series 2017-7, Class JA
577,321	2.000	02/25/47	567,109
FNMA REMIC Series 2019-10, Class PT
675,414	3.500	03/25/49	701,885
GNMA REMIC Series 2009-65, Class AF
62,820	4.000	07/20/39	64,443
GNMA REMIC Series 2010-115, Class QJ
46,280	3.500	11/20/38	46,339
GNMA REMIC Series 2010-14, Class PA(d)
34,755	3.000	02/20/40	34,872
GNMA REMIC Series 2010-89, Class GL(d)
159,371	4.000	05/20/39	161,858
GNMA REMIC Series 2012-13, Class EG
1,498,347	2.000	10/20/40	1,497,815
GNMA REMIC Series 2013-188, Class LE
1,139,803	2.500	11/16/43	1,128,761
GNMA REMIC Series 2015-94, Class AT
458,285	2.250	07/16/45	454,644
GNMA REMIC Series 2019-21, Class MA(d)
918,190	3.500	09/20/47	950,497
GNMA Series 2015-65, Class BD
682,296	2.250	05/20/45	669,722
GSR Mortgage Loan Trust Series 2003-6F, Class A1
16,949	3.000	09/25/32	16,903
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
143,655	2.844	05/25/35	141,059
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
414,900	4.389	01/25/36	418,843
Impac CMB Trust Series 2003-2F, Class A(e)
161,645	5.730	01/25/33	168,238
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
16,914	3.304	10/25/33	16,974
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
62,387	3.144	11/25/34	63,036
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
65,183	3.204	04/25/35	63,064

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
$ 385,917	2.754%		05/25/36	$ 388,989
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
48,335	4.617		10/25/34	47,964
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
116,888	2.944		12/25/35	114,812
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
71,920	4.836		04/21/34	74,398
Master Alternative Loans Trust Series 2004-9, Class A6(e)
3,572	5.643		08/25/34	3,636
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
513,803	3.044		02/25/35	516,556
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
441,946	3.184		02/25/35	443,460
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
19,363	4.731		09/25/34	19,494
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
2,940	6.250		12/25/23	2,957
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
31,494	3.183		10/20/27	31,316
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
47,839	3.043		06/20/33	48,549
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
209,934	4.486		10/25/33	214,363
Vendee Mortgage Trust Series 1996-2, Class 1Z
58,728	6.750		06/15/26	64,931

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,240,976)				$24,022,860

Commercial Mortgage Obligations – 2.3%
GNMA REMIC Series 2010-141, Class B
628,987	2.717		02/16/44	628,945
GNMA REMIC Series 2014-47, Class BC
857,202	3.574		06/16/45	881,339

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,487,822)				$ 1,510,284

Federal Agencies – 13.5%
FHLMC
7,906	6.000		10/01/23	8,696
24,211	5.000		05/01/27	25,721
328,208	2.500		04/01/28	330,197
(12M USD LIBOR + 1.600%)
547,848	2.771	(a)	07/01/45	554,320
(12M USD LIBOR + 1.580%)
600,669	2.633	(a)	07/01/46	605,005
FNMA
30	5.500		06/01/20	30

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA (continued)
$ 730,941	3.000%		11/01/26	$ 745,450
620,227	3.000		12/01/26	633,171
631,921	3.500		12/01/27	653,631
552,549	2.500		03/01/28	556,942
1,101,441	2.500		05/01/28	1,110,161
424,608	2.500		01/01/30	424,067
5,074	7.000		11/01/31	5,213
785,916	2.500		02/01/32	784,915
618,511	5.000		02/01/32	656,738
393,588	3.500		10/01/32	406,192
121,233	6.000		07/01/33	133,429
(12M USD LIBOR + 1.740%)
28,718	4.615	(a)	10/01/34	29,492
568,862	3.500		08/01/35	589,055
(12M USD LIBOR + 1.586%)
499,580	2.621	(a)	12/01/45	503,725
GNMA(a)
(1Y US Treasury Yield Curve rate + 1.500%)
97	4.125		11/20/24	99
188	4.125		12/20/24	189
4,670	3.625		04/20/26	4,688
3,070	3.750		08/20/26	3,105
5,278	4.000		01/20/28	5,449

				8,769,680

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $33,544,321)				$34,302,824

U.S. Government Agency Obligations – 30.2%
FFCB(d)
$ 1,000,000	1.170%		01/13/20	$ 994,767
1,000,000	1.400		04/13/20	995,053
1,000,000	1.420		06/29/20	992,226
1,000,000	1.350		09/21/20	990,401
FHLB
1,000,000	4.125		12/13/19	1,007,404
1,000,000	2.000	(d)	09/06/22	1,000,001
600,000	3.000		12/09/22	621,474
FHLMC(d)
1,000,000	1.875		11/27/20	998,045
900,000	2.000		12/18/20	899,784
750,000	1.750		03/26/21	746,640
1,000,000	2.250	(e)	11/30/22	1,000,088
500,000	3.100		06/29/23	504,561
1,000,000	2.000	(e)	06/14/27	997,860
FNMA
500,000	2.500		02/05/24	512,869
FNMA
1,500,000	1.750		11/26/19	1,497,924
1,000,000	1.500		06/22/20	995,134
1,000,000	1.750	(d)	11/20/20	996,075
500,000	1.250		05/06/21	493,955
1,000,000	1.400	(d)	08/25/21	989,156
900,000	2.075	(d)	02/28/22	900,887

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
FNMA (continued)
$ 500,000	2.000%	10/05/22	$ 501,547
1,000,000	2.875	09/12/23	1,037,583

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,812,206)			$19,673,434

U.S. Treasury Obligations – 12.3%
United States Treasury Inflation Indexed Bonds
$ 1,539,434	1.375%	01/15/20	$ 1,533,134
1,093,490	0.125	04/15/20	1,080,696
1,105,608	0.125	04/15/22	1,093,988
United States Treasury Notes
750,000	2.000	04/30/24	754,775
1,000,000	1.625	06/30/20	995,820
500,000	2.250	03/31/21	502,441
2,000,000	2.250	07/31/21	2,013,047

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,193,892)			$ 7,973,901

Asset-Backed Securities(a) – 3.9%
Home Equity – 2.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$ 1,008,595	3.304%	04/25/34	$ 1,013,037
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	3.484	03/25/33	297,365
Terwin Mortgage Trust Series 2004-7HE, Class A3(f)
(1M USD LIBOR + 0.700%)
238,525	3.804	07/25/34	239,531
Terwin Mortgage Trust Series 2004-9HE, Class A1(f)
(1M USD LIBOR + 0.400%)
111,394	3.204	09/25/34	110,725

			1,660,658

Other – 1.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
231,718	3.304	11/25/34	233,159
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(f)
646,054	2.250	04/25/56	642,818

			875,977

TOTAL ASSET-BACKED SECURITIES
(Cost $2,209,260)			$ 2,536,635

Shares	Dividend Rate	Value

Investment Company – 2.4%
State Street Institutional US Government Money Market Fund - Premier Class
1,590,444	2.287%	$ 1,590,444
(Cost $1,590,444)

TOTAL INVESTMENTS – 101.5%
(Cost $65,350,123)		$66,077,238

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(977,252)

NET ASSETS – 100.0%		$65,099,986

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Security - Interest Rate is in effect as of July 31, 2019.

(b)	Rate shown is that which is in effect on July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2019. Maturity date disclosed is the ultimate maturity.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.9%
Alaska – 1.3%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$ 1,000,000	5.000%		12/01/29	$ 1,222,800
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,127,930
1,000,000	5.000		10/01/25	1,202,380
1,000,000	5.000	(a)	10/01/28	1,240,070
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	525,460

				5,318,640

Arizona – 2.0%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	709,723
750,000	4.750		01/01/22	760,350
1,000,000	5.000		01/01/25	1,014,580
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	974,574
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,232,030
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,108,360
1,000,000	5.000		06/01/23	1,144,780
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,191,865

				8,136,262

Arkansas(a) – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)
980,000	4.000		11/01/31	1,130,254
1,095,000	4.000		11/01/34	1,242,299
1,000,000	4.000		11/01/35	1,130,200
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	626,095
1,000,000	5.000		10/01/32	1,247,490
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	722,697
635,000	4.000		03/01/32	701,446
500,000	4.000		03/01/36	545,405

				7,345,886

California – 0.2%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa2)(b)
450,000	0.000		08/01/26	513,094
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,844

				748,938

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – 2.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
$ 215,000	4.500%		03/01/20	$ 218,939
Colorado Health Facilities Authority Revenue Bonds (Variable-Health System) Series C (AA-/Aa3)(a)(c)(d)
3,000,000	1.440		12/01/45	3,000,000
Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA+/Aa2)(a)(c)(d)
4,900,000	1.400		11/01/41	4,900,000
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	511,083
850,000	4.000		11/01/32	961,350

				9,591,372

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,253,690
1,000,000	5.000	(a)	07/01/29	1,249,960
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	781,050
1,115,000	3.750		11/15/27	1,171,776

				4,456,476

Florida – 2.5%
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)(e)
1,000,000	2.000		07/01/27	1,001,440
925,000	2.050		01/01/28	926,600
960,000	2.100		07/01/28	962,045
975,000	2.125	(a)	01/01/29	976,765
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
35,000	5.500		07/01/21	37,062
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	815,516
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,046,140
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(f)
240,000	5.500		10/01/20	252,146
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)(f)
760,000	5.500		10/01/20	797,552
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	728,443
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	550,580
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
260,000	5.000		12/01/19	262,990
330,000	5.000		12/01/20	344,916

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Tampa FL Health System Revenue Bonds Series A (NR/Aa3)(a)(f)
$ 1,300,000	5.250%		05/15/20	$ 1,342,198

				10,044,393

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
15,000	6.100		10/01/19	15,122
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500		08/01/23	59,057
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,200,730

				1,274,909

Illinois – 11.5%
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	304,188
Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,600,920
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,602,394
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,304,654
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	515,780
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	421,360
DeKalb, Kane & Lasalle Counties IL Community College District No. 523 GO Bonds Series B (AA-/NR)(a)(b)
1,235,000	0.000		02/01/23	1,082,552
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,523,874
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,107,950
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	564,243
550,000	3.000		01/01/25	591,866
1,140,000	5.000		01/01/26	1,375,718
525,000	5.000	(a)	01/01/28	639,592
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,291,500
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	476,801

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
$ 440,000	4.500%	12/01/20	$ 458,744
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000	11/15/33	1,074,720
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (NR/NR)(a)(f)
1,210,000	5.500	02/15/20	1,238,181
Illinois State Finance Authority Revenue Bonds Subseries C-1 (JP Morgan Chase Bank SPA) (AA/Aa3)(a)(c)(d)
2,500,000	1.420	11/01/38	2,500,000
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,823,193
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,144,030
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,719,892
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000	01/01/24	1,368,314
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	794,032
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	557,231
515,000	4.000	12/15/35	578,917
535,000	4.000	12/15/36	599,617
555,000	4.000	12/15/37	619,258
580,000	4.000	12/15/38	645,737
600,000	4.000	12/15/39	666,114
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	920,627
685,000	4.000	12/01/24	757,822
735,000	4.000	12/01/25	822,979
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(b)
4,770,000	0.000	11/01/23	4,484,229
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	913,854
905,000	5.000	12/30/28	1,138,427
960,000	5.000	12/30/29	1,222,320

			46,451,630

Indiana – 6.9%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,038,295
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,119,710
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,645,952

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
$ 840,000	4.000%	07/15/28	$ 919,775
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	699,165
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,132,730
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	616,205
425,000	5.000	02/01/27	482,919
700,000	5.000	02/01/28	794,353
600,000	5.000	02/01/29	679,836
Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(c)(d)
4,000,000	1.400	11/15/36	4,000,000
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	905,604
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	537,208
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,163,950
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,114,400
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (AA+/NR)(a)
1,320,000	5.000	07/15/32	1,591,141
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,827,585
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	931,005
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	764,831
500,000	5.000	07/15/31	607,515
500,000	5.000	07/15/32	604,570
500,000	5.000	07/15/33	601,995
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
750,000	5.000	07/15/31	872,970
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
1,000,000	5.000	01/15/31	1,166,100

			27,817,814

Iowa(a)(c)(d) – 0.3%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	1.400	07/01/47	1,000,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 2.0%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
$ 700,000	4.000%		09/01/33	$ 773,122
700,000	4.000		09/01/34	770,385
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,630,020
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,196,756
910,000	5.000		09/01/34	1,061,997
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,231,990
1,000,000	5.000		09/01/31	1,225,050

				7,889,320

Kentucky – 3.0%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,172,300
Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
1,345,000	5.000		09/01/28	1,579,568
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	480,616
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,202,230
750,000	5.000	(a)	05/01/28	907,440
915,000	5.000	(a)	05/01/29	1,101,623
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	912,068
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	561,317
595,000	5.000		06/01/21	633,794
590,000	5.000		06/01/22	649,761
610,000	5.000		06/01/23	691,679
690,000	5.000		06/01/24	803,008
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,352,184

				12,047,588

Louisiana – 4.0%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	544,971
530,000	4.000		03/01/25	599,117
550,000	4.000		03/01/26	629,206
570,000	4.000		03/01/27	659,997
450,000	4.000	(a)	03/01/28	516,897
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(f)
5,000,000	5.500		10/01/20	5,253,050
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (NR/Aaa)(a)(f)
3,715,000	5.250		10/01/21	4,046,229

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
$ 800,000	5.000%		05/15/30	$ 923,224
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,839,102
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,135,438

				16,147,231

Maine – 2.8%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,830,713
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,114,750
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,207,130
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,068,770
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,324,921
835,000	2.050		11/15/25	851,082
1,000,000	2.100		11/15/26	1,018,710
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	541,400
145,000	5.000		01/01/23	161,517
470,000	5.000		01/01/24	536,491
215,000	5.000	(a)	01/01/34	246,584
330,000	5.000	(a)	01/01/35	377,355

				11,279,423

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,114,740

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
310,000	5.100		01/01/25	313,909
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
495,000	4.250		07/01/22	515,503
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	312,989
300,000	2.700		06/01/21	304,746
305,000	3.050		06/01/22	315,208
315,000	3.250		06/01/23	330,668

				2,093,023

Michigan – 8.9%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,247,429

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
$ 730,000	5.000%		05/01/24	$ 851,669
Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (Q-SBLF) (NR/Aa1)(a)
475,000	5.000		05/01/36	562,106
480,000	5.000		05/01/37	565,795
510,000	5.000		05/01/38	599,515
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	544,320
495,000	5.000		07/01/32	594,842
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	459,473
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,689,450
1,375,000	4.000		12/01/30	1,530,966
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,012,333
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,223,708
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,720,404
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,160,210
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	892,950
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,430,988
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
1,590,000	4.000		12/01/36	1,757,952
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,109,710
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (AA/NR)
690,000	4.500		10/01/19	693,498
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,844,675
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	509,450
1,000,000	2.866		10/01/25	1,021,450
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	409,516
470,000	2.550	(a)	04/01/28	478,328
410,000	2.600	(a)	10/01/28	417,458
Michigan State University Revenue Bonds Series A (SPA - Royal Bank of Canada) (AA/Aa2)(a)(c)(d)
5,000,000	1.400		08/15/30	5,000,000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
$ 1,000,000	4.000%	05/01/24	$ 1,096,800
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000	05/01/27	1,318,900
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000	05/01/28	854,933
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	736,861
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000	11/15/24	883,864
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(f)
795,000	5.000	11/15/19	803,745

			36,023,298

Minnesota – 0.1%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000	10/01/21	529,915

Mississippi(a) – 1.7%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,747,777
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	658,002
660,000	4.000	04/01/35	721,598
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
490,000	5.250	03/01/34	600,456
810,000	5.250	03/01/36	985,600
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	370,320
400,000	5.000	11/01/30	489,964
500,000	5.000	11/01/31	608,775
400,000	5.000	11/01/32	484,700

			6,667,192

Missouri – 0.8%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(f)
500,000	5.000	04/01/22	551,465
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,010,000	4.250	02/15/21	1,039,068
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
1,155,000	5.000	03/01/27	1,417,127

			3,007,660

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
$ 1,000,000	5.000%		11/15/34	$ 1,193,550
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,959,265
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	34,580

				3,187,395

Nevada – 1.2%
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	4,981,984

New Jersey – 3.8%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	814,000
500,000	4.000		06/15/27	581,705
500,000	4.000	(a)	06/15/28	580,320
760,000	4.000	(a)	06/15/29	876,728
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	822,539
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
890,000	4.750		12/01/23	900,199
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(b)
1,255,000	0.000		12/15/26	1,074,343
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
65,000	5.750		02/15/21	67,636
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,639,197
1,830,000	5.000		11/01/22	2,019,496
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,601,506
1,530,000	4.000		12/01/23	1,703,395
690,000	4.000		12/01/26	807,887
705,000	4.000		12/01/27	833,874
730,000	4.000	(a)	12/01/28	855,845

				15,178,670

New Mexico(a) – 1.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	956,608
500,000	4.000		06/01/30	562,935
1,000,000	4.000		06/01/32	1,109,460
500,000	4.000		06/01/33	553,250
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA/Aa3)
1,685,000	2.250		06/01/27	1,724,395

				4,906,648

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 1.4%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
$ 500,000	5.000%		06/01/29	$ 572,280
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	255,430
New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(c)(d)
5,000,000	1.400		06/15/41	5,000,000

				5,827,710

North Carolina – 1.1%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,235,000	3.200		01/01/29	1,327,749
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,227,235
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	201,350
420,000	3.000		06/01/21	433,642
330,000	4.000		06/01/22	353,433
350,000	4.000		06/01/23	382,760
480,000	4.000	(a)	06/01/25	523,579

				4,449,748

Ohio – 6.7%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	985,846
960,000	4.000		12/01/31	1,054,819
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	660,172
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	640,609
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,161,018
950,000	4.000		12/01/36	1,033,543
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	950,459
1,115,000	5.000	(a)	10/01/28	1,377,917
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	703,282
650,000	4.000		12/01/27	722,612
665,000	4.000		12/01/28	737,053
500,000	4.000		12/01/29	552,410
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	820,787
2,245,000	4.000		12/01/36	2,523,402
2,170,000	4.000		12/01/37	2,430,465
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,256,250
1,045,000	5.000		12/01/27	1,316,146
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)(a)
1,000,000	5.000		05/01/27	1,165,430

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)(a) (continued)
$ 1,000,000	5.000%		05/01/28	$ 1,162,480
750,000	5.000		05/01/29	864,967
Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(c)(d)
4,225,000	1.390		12/01/36	4,225,000
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	771,820

				27,116,487

Oklahoma – 1.8%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,575,572
1,795,000	4.000	(a)	12/01/30	2,080,961
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)(a)
1,000,000	5.000		09/01/31	1,227,180
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,239,980

				7,123,693

Pennsylvania – 9.1%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,986,715
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,483,687
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	587,370
450,000	5.000	(a)	07/01/26	524,484
490,000	5.000	(a)	07/01/27	569,537
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,214,190
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,030,207
1,250,000	5.250	(a)	10/01/31	1,289,912
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,761,605
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,779,960
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,681,270
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	591,475
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,137,890

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(b)
$ 5,000,000	0.000%		04/15/20	$ 4,919,150
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,201,590
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,093,279
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,245,826
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	625,020
520,000	4.000		07/01/27	605,296
400,000	5.000	(a)	07/01/28	494,232
500,000	4.000	(a)	07/01/33	549,425
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,170,040
2,205,000	4.000	(a)	11/01/29	2,381,400
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	749,652
840,000	4.000	(a)	05/15/27	963,295
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,928,886

				36,565,393

Rhode Island – 2.7%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	2,013,408
1,685,000	5.000		11/01/31	2,107,918
760,000	4.000		11/01/32	870,435
980,000	4.000		11/01/33	1,118,327
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,228,670
Rhode Island State & Providence Plantations Lease Certificates of Participation (Uri Energy Conservation Project) Series A (AA-/Aa3)(a)
825,000	4.000		11/01/32	944,881
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,014,619
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,442,341
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
265,000	3.500		04/01/22	274,527

				11,015,126

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
$ 1,000,000	5.000%		12/01/24	$ 1,162,300
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,178,930

				2,341,230

South Dakota – 0.8%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
735,000	2.700		05/01/25	775,763
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	858,240
825,000	5.000		09/01/24	969,020
605,000	5.000		09/01/25	726,908

				3,329,931

Tennessee – 0.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	622,670
600,000	5.000	(a)	07/01/29	743,322
500,000	5.000	(a)	07/01/30	613,860
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
580,000	3.500		07/01/27	594,732
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
355,000	4.050		01/01/38	374,745

				2,949,329

Texas – 7.6%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,157,710
1,000,000	4.000		08/15/31	1,148,450
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	866,078
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	608,240
485,000	4.000		12/01/32	540,304
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000		08/01/32	847,557
500,000	4.000		08/01/33	567,130
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000		09/01/27	1,115,005
980,000	5.000		09/01/28	1,173,697
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,903,450

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
$ 2,000,000	4.000%	04/01/31	$ 2,229,800
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
425,000	4.000	02/15/37	466,131
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	899,018
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,093,100
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,773
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	360,198
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,124,620
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/25	847,250
Texas State GO Bonds Series D (SPA - Federal Home Loan Bank) (NR/Aaa)(a)(c)(d)
2,925,000	1.420	06/01/45	2,925,000
Texas State Revenue Notes Series 2018 (SP-1+/MIG1)
1,500,000	4.000	08/29/19	1,503,045
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,005,550
870,000	4.000	09/01/32	990,643
750,000	4.000	09/01/33	851,370

			30,459,119

Utah – 0.8%
Ogden City School District Municipal Building Authority Lease Revenue Bonds Series 2018 (NR/A1)(a)
1,280,000	5.000	01/15/32	1,567,002
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,213,920
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	607,075

			3,387,997

Vermont – 0.9%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,040,580
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	344,622
400,000	5.000	06/15/25	468,500
400,000	5.000	06/15/26	476,284
780,000	5.000	06/15/27	942,240
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AA/NR)
410,000	4.000	06/15/20	418,745

			3,690,971

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington – 2.3%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(a)(c)(d)
$ 3,000,000	1.400%	07/01/32	$ 3,000,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	265,298
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)(a)
900,000	3.600	06/01/26	960,732
Seattle WA Municipal Light & Power Revenue Bonds (Refunding) Series C-2 (AA/Aa2)(c)(d)
1,435,000	1.550	11/01/19	1,436,119
Washington State GO Bonds (Built America) Series D (AA+/Aa1)(a)
1,485,000	4.586	08/01/21	1,558,626
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	501,985
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000	08/15/27	595,015
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)(a)
150,000	5.000	10/01/30	189,692
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450	12/01/30	825,460

			9,332,927

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,527,230

Wisconsin(a) – 1.2%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	594,594
765,000	4.000	03/01/31	865,605
540,000	4.000	03/01/32	608,385
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,560,845
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,098,750

			4,728,179

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $385,369,387)			$ 403,085,477

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.6%
State Street Institutional US Government Money Market Fund - Premier Class
6,356,244	2.287%	$ 6,356,244
(Cost $6,356,244)

TOTAL INVESTMENTS – 101.5%
(Cost $391,725,631)		$409,441,721

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(6,128,558)

NET ASSETS – 100.0%		$403,313,163

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2019.

(d)	Rate shown is that which is in effect on July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	All or portion represents a forward commitment.

(f)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
SPA	— Stand-by Purchase Agreement
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 100.2%
California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
$ 2,000,000	0.000%	07/01/27	$ 1,715,360
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NR/Aa2)
3,180,000	0.000	08/01/28	2,680,613
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	1,922,688

			6,318,661

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,246,940

Illinois – 2.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(b)
2,500,000	3.250	05/15/39	2,448,925
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(b)
3,000,000	2.900	08/01/31	3,075,390
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(b)
2,000,000	4.125	02/01/30	2,154,480
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(a)
95,000	0.000	11/01/19	94,728

			7,773,523

Indiana(b) – 1.2%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,239,420
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,189,440

			4,428,860

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,542,477

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	2,996,690

Michigan(b) – 1.4%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,804,709

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan(b) – (continued)
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
$ 2,920,000	2.550%	06/01/27	$ 3,023,251

			4,827,960

Missouri – 88.9%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000	08/15/28	874,068
645,000	4.000	08/15/29	735,990
825,000	4.000	08/15/30	934,692
555,000	4.000	08/15/31	624,258
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(b)
1,000,000	5.000	10/01/33	1,111,150
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,073,560
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000	03/01/27	2,127,660
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000	10/01/33	2,280,146
1,655,000	4.000	10/01/34	1,818,332
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000	06/01/26	823,328
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000	03/01/31	1,041,786
750,000	4.000	03/01/37	842,325
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	658,104
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000	03/01/34	1,108,060
1,000,000	4.000	03/01/35	1,104,690
1,000,000	4.000	03/01/36	1,099,100
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000	03/01/33	1,115,230
1,000,000	4.000	03/01/34	1,108,060
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(b)
1,735,000	4.000	03/01/30	1,999,726
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000	03/01/23	3,537,219
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(b)
810,000	5.200	12/01/23	818,335
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000	10/01/42	524,910
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,537,107
1,215,000	5.000	12/01/25	1,470,174
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000	03/01/32	1,302,501

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b) (continued)
$ 1,200,000	4.000%		03/01/33	$ 1,354,980
625,000	4.000		03/01/34	703,363
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(b)
200,000	5.000		09/01/20	200,424
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,149,660
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,388,307
1,000,000	5.000		09/01/37	1,223,950
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,720,540
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,039,308
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,035,510
985,000	4.000		03/01/32	1,115,621
Greene County MO Special Obligation Revenue Bonds (Build America Bonds) Series A (NR/Aa3)
420,000	5.100		12/01/19	423,830
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
500,000	5.625		03/01/25	510,215
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,739,129
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,289,780
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,707,450
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	622,482
875,000	3.000		04/01/23	916,991
500,000	3.000		04/01/24	530,185
960,000	3.000	(b)	04/01/26	1,009,718
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(b)
500,000	5.000		12/01/20	501,575
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	557,495
900,000	4.000		05/01/25	1,020,609
700,000	4.000	(b)	05/01/27	800,408
630,000	4.000	(b)	05/01/29	714,685
675,000	4.000	(b)	05/01/30	761,609
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	984,950
580,000	4.000		03/01/30	669,384

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
$1,000,000	5.500%		03/01/35	$ 1,314,190
1,000,000	5.500		03/01/36	1,311,420
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(b)
475,000	3.000		04/15/28	489,464
575,000	3.250		04/15/30	593,849
550,000	3.300		04/15/31	567,072
700,000	3.375		04/15/32	721,504
Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,340,917
1,365,000	4.000	(b)	03/01/28	1,592,054
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(b)
1,000,000	5.000		12/01/25	1,175,920
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(b)
1,345,000	4.000		12/01/26	1,530,987
1,455,000	4.000		12/01/28	1,635,915
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(b)
595,000	4.250		12/01/23	651,210
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	952,200
500,000	4.350	(b)	12/01/23	534,415
820,000	4.500	(b)	12/01/24	874,694
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,045
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,782,206
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(b)
1,000,000	5.500		02/15/31	1,054,170
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,168,430
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,869,036
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	3,168,447
1,370,000	5.000		03/01/29	1,732,694
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
2,130,000	5.500		09/01/29	2,307,557
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,086,736
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
760,000	5.000		09/01/31	762,128

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
$ 1,000,000	5.000%		09/01/27	$ 1,244,760
1,000,000	5.000	(b)	09/01/31	1,216,720
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(b)
500,000	5.000		04/15/31	512,250
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(b)
500,000	6.050		09/01/30	500,980
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,898,855
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,095,026
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,093,446
1,055,000	4.000		03/01/29	1,220,709
500,000	4.000		03/01/30	573,625
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)
485,000	5.000		05/01/42	526,186
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,120,060
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,049,310
3,750,000	1.480	(b)(d)(e)	12/01/37	3,750,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	760,474
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,534,809
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	422,992
425,000	5.000		04/01/31	461,593
475,000	5.000		04/01/32	515,480
500,000	5.000		04/01/33	542,260
500,000	5.000		04/01/34	541,695
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(b)
2,450,000	5.000		10/01/21	2,559,833
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,133,928
1,825,000	3.000		10/01/26	1,856,755
635,000	2.000		04/01/27	643,814
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000		04/01/28	889,360
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	740,836
595,000	5.000	(b)	01/01/30	696,840

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3) (continued)
$ 775,000	5.000	%(b)	01/01/31	$ 903,728
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(b)
5,000	5.000		01/01/22	5,016
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(b)
90,000	5.500		01/01/23	90,322
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
545,000	4.000		10/01/19	547,338
400,000	3.500		10/01/21	416,004
1,850,000	5.250	(b)	10/01/41	1,990,026
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series C-2 (AA+/Aa2)(d)(e)
2,800,000	1.370		11/15/39	2,800,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,581,624
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	713,652
640,000	5.000		10/01/26	773,453
2,030,000	5.000		10/01/27	2,487,562
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	801,849
800,000	5.000		09/01/38	940,480
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,740,392
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,887,875
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,161,230
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)(b)
2,270,000	5.000		12/01/25	2,448,354
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,604,556

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
$ 950,000	5.000%	06/01/34	$ 1,139,649
1,100,000	5.000	06/01/37	1,306,789
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
4,000,000	5.000	04/01/21	4,252,320
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000	05/15/33	1,361,950
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000	05/15/39	1,323,637
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (NR/NR)(b)(c)
1,000,000	4.500	06/01/20	1,027,600
1,000,000	5.000	06/01/20	1,031,720
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(b)
500,000	5.000	05/01/30	545,415
1,410,000	5.000	05/01/40	1,504,414
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series B (AA-/Aa1)(b)(d)(e)
4,750,000	1.470	10/01/24	4,750,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,010,770
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(b)(d)(e)
3,375,000	1.370	11/15/26	3,375,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (JP Morgan Chase Bank SPA) (AA+/Aa1)(b)(d)(e)
5,000,000	1.470	09/01/30	5,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1)(b)(d)(e)
4,000,000	1.470	09/01/30	4,000,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(b)
610,000	5.250	07/01/42	620,138
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375	07/01/30	514,940
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
565,000	2.400	11/01/30	570,865
550,000	2.500	05/01/31	555,555
580,000	2.550	11/01/31	585,649

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
$1,440,000	3.550%		11/01/30	$ 1,532,779
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
510,000	2.000		11/01/21	515,360
480,000	3.050	(b)	11/01/28	510,014
415,000	3.150	(b)	11/01/29	441,909
475,000	3.250	(b)	11/01/30	504,944
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
65,000	3.950		05/01/21	65,423
75,000	3.950		11/01/21	75,479
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
185,000	3.600		11/01/23	191,062
255,000	3.750		05/01/24	263,813
210,000	3.800		05/01/25	216,661
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000		04/01/26	3,021,203
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(b)(d)(e)
3,240,000	1.390		11/01/28	3,240,000
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000		06/01/26	2,916,210
2,925,000	4.000		06/01/27	3,093,977
1,000,000	4.000		06/01/28	1,055,060
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)
1,135,000	4.000		11/01/22	1,207,912
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(b)
1,000,000	6.400		03/01/30	1,022,880
Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000		09/01/44	553,560
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000		03/01/30	1,076,860
1,000,000	4.000		03/01/34	1,063,220
1,500,000	4.000		03/01/35	1,589,385
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000		04/01/23	1,069,790
550,000	4.000		04/01/28	586,064
800,000	4.000		04/01/29	852,608
1,475,000	4.000		04/01/30	1,572,512
Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150		07/01/27	232,742
410,000	3.450		07/01/32	420,927
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A2)
2,135,000	5.500		07/01/28	2,821,338
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A/A2)
500,000	5.000		07/01/27	626,335
1,000,000	5.000		07/01/28	1,275,350

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
$ 3,000,000	4.000%		04/01/23	$ 3,217,530
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,394,263
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000		04/01/21	1,047,500
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	592,040
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,460,611
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	939,846
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,770,449
1,220,000	5.000	(b)	07/01/28	1,476,371
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)(b)
1,400,000	5.000		07/01/30	1,675,912
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,355,733
1,000,000	4.000	(b)	05/01/26	1,085,690
1,405,000	4.000	(b)	05/01/27	1,521,404
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,403,112
1,340,000	5.000	(b)	04/01/23	1,474,268
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,109,820
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(b)
1,250,000	5.650		02/01/30	1,280,812
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,001,370
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,283,588
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(b)
1,000,000	4.000		04/01/35	1,114,940
2,000,000	4.000		04/01/36	2,215,580
2,515,000	4.000		04/01/37	2,776,962
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	2,014,344
1,930,000	4.000		04/01/26	2,092,294
2,010,000	4.000		04/01/27	2,176,388
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,107,410

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
$ 875,000	5.000%		08/15/20	$ 910,613
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,847,081
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A/A2)(b)
1,280,000	5.000		07/01/23	1,411,802
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	772,920
800,000	3.000		04/01/22	832,528
800,000	3.000	(b)	04/01/23	833,248
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,318,016
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,566,800
1,390,000	5.000		04/15/26	1,685,333
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,153,110
2,595,000	4.000	(b)	02/15/35	2,812,746
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,136,010
1,000,000	4.000		04/01/30	1,126,680
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/Aa3)(b)
695,000	3.250		05/01/21	704,987
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,898,155
1,840,000	4.000		03/01/34	2,018,738
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(b)
865,000	3.000		06/01/25	921,934
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(b)
765,000	4.000		06/01/21	781,677
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,047,725
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	411,088
535,000	4.000		03/01/26	619,995
555,000	4.000		03/01/27	652,958
450,000	4.000	(b)	03/01/35	504,671
500,000	4.000	(b)	03/01/37	557,210
755,000	4.000	(b)	03/01/39	836,887
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	583,265
890,000	4.000		03/01/33	1,030,095
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,320,648
1,000,000	4.000	(b)	08/01/26	1,132,240

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
$ 2,000,000	0.000%		03/01/26	$ 1,759,700
2,095,000	0.000		03/01/27	1,770,233
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,652,928
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	1,982,294
1,800,000	4.000		04/01/33	1,956,762
1,800,000	4.000		04/01/34	1,951,614
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	657,632
990,000	4.000	(b)	04/01/25	1,102,147
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(b)(d)(e)
460,000	1.620		04/01/32	460,000

315,995,481

North Dakota(b) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,389,718
530,000	3.150		01/01/36	544,353

2,934,071

Pennsylvania – 1.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(b)
1,000,000	5.000		10/01/25	1,043,000
Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(a)
4,709,000	0.000		04/15/20	4,632,855

5,675,855

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375		04/01/26	1,611,945

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $341,176,258)				$ 356,352,463

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund - Premier Class
1,165,088	2.287%	$ 1,165,088
(Cost $1,165,088)

TOTAL INVESTMENTS – 100.5%
(Cost $342,341,346)		$357,517,551

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,872,314)

NET ASSETS – 100.0%		$355,645,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2019.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
SPA	— Stand-by Purchase Agreement
LLC	— Limited Liability Company

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.4%
Alabama(a) – 1.2%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%		05/01/29	$ 845,717
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000		12/01/35	1,085,770

				1,931,487

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000		01/01/25	456,561

California(b) – 2.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000		07/01/27	574,646
Manteca CA Unified School District GO Bonds (Cap Appreciation Election) Series 2004 NATL (NR/Aa2)
2,000,000	0.000		08/01/28	1,685,920
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,113,452

				4,374,018

Illinois – 1.4%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500		08/01/31	1,063,950
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
1,000,000	4.000		01/01/33	1,110,160
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000		11/01/19	29,914

				2,204,024

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	492,672

Kansas – 84.8%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,856,995
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	690,889
585,000	5.000		09/01/28	731,455
415,000	5.000	(a)	09/01/29	514,861
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	904,024
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,026,810

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
$ 1,000,000	4.000%		09/01/30	$ 1,157,390
500,000	4.000		09/01/31	573,340
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,606,325
1,305,000	4.000	(a)	09/01/28	1,506,753
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,168,600
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	684,660
650,000	4.000		12/01/30	736,912
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	600,801
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	771,934
740,000	4.000	(a)	09/01/28	854,404
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,200,700
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
655,000	4.000		10/01/19	657,974
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	602,040
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	255,063
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,181,067
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,649,215
1,000,000	5.000		08/01/44	1,205,060
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,870,176
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,712,789
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,026,624
750,000	5.000		09/01/40	875,077
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,127,320
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	429,620
310,000	5.000		12/01/37	364,070
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	900,993

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
$ 1,000,000	4.000%		09/01/32	$ 1,130,740
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,235,080
1,000,000	3.500	(a)	09/01/30	1,087,500
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,112,730
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,078,040
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	515,750
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	949,772
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,673,826
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,638,315
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	537,850
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,129,090
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,148,630
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	721,041
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,104,660
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	892,526
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	640,434
600,000	5.000		09/01/34	640,182
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,635,810
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	2,948,546
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	447,163

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
$ 525,000	3.000%	06/01/23	$ 531,920
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,066,380
790,000	5.250	06/01/42	841,974
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	506,055
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,507,512
1,110,000	5.000	09/01/34	1,314,906
Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a)(d)(e)
4,275,000	1.420	03/01/41	4,275,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,480,558
Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded - Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,240
Kansas State Development Finance Authority Hospital Revenue Bonds (Unrefunded - Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	992,319
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,014,040
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,010,330
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,514,265
2,000,000	5.000	11/01/27	2,018,400
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	731,997
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,172,100
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,118,140
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,444,069
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,308,027
500,000	4.000	09/01/38	549,865
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,419,726

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
$ 500,000	4.000%	09/01/26	$ 535,000
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,152,860
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,631,864
1,180,000	3.000	09/01/28	1,233,336
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,071,658
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	303,804
400,000	5.000	12/01/20	419,288
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,066,297
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000	09/01/26	187,911
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000	09/01/30	1,932,828
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,092,638
965,000	5.000	09/01/29	1,142,811
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,195,050
1,000,000	4.000	10/01/31	1,195,020
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,081
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000	11/01/32	1,022,056
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	896,728
1,500,000	4.000	09/01/26	1,671,150
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,693,427
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,498,393
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,116,830
Shawne County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000	09/01/27	1,035,498
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	861,461

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
$ 485,000	4.000%	09/01/30	$ 540,552
1,000,000	4.000	09/01/31	1,109,540
1,065,000	5.000	09/01/32	1,260,225
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	458,142
450,000	3.000	09/01/23	479,700
490,000	3.000	09/01/25	533,512
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	698,448
650,000	4.000	09/01/30	750,724
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,861,040
Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000	08/01/27	631,050
Topeka KS GO Notes (Temprary Notes-Renewable & Improvement) Series A (SP-1+/NR)
850,000	5.000	10/01/19	855,211
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,013,140
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	303,942
475,000	5.000	06/01/24	481,242
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	442,373
460,000	3.000	07/01/22	482,936
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	709,965
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	1,028,435
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)(a)
1,000,000	5.000	09/01/32	1,220,870
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	468,228
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000	10/01/29	1,821,269
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)
525,000	5.000	09/01/28	580,703
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)
800,000	5.000	09/01/19	802,440
Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,161,050
1,000,000	4.250	09/01/39	1,075,920
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	1,019,580

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa3)
$ 1,405,000	4.000%	09/01/20	$ 1,448,021
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A/NR)
1,400,000	5.000	09/01/20	1,456,770

			135,225,466

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
75,000	5.300	01/01/30	75,954

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,760,954

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,020,210

Ohio(a) – 1.5%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,070,820
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,302,360

			2,373,180

Pennsylvania – 1.0%
City of Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (AA/A2)(b)
1,000,000	0.000	04/15/20	983,830
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(a)
605,000	5.000	10/01/25	631,015

			1,614,845

Tennessee – 0.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	537,315

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,143,130
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,227,329

			2,370,459

Utah(a) – 1.4%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	698,065

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah(a) – (continued)
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2) (continued)
$ 1,000,000	3.000%	04/01/35	$ 1,028,270
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	514,280

			2,240,615

Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (NR/A2)
750,000	5.250	07/01/20	778,147

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,098,750

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $151,542,592)			$ 158,554,657

Shares	Dividend Rate		Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
1,038,749	2.287%		$ 1,038,749
(Cost-$1,038,749)

TOTAL INVESTMENTS – 100.1% (Cost $152,581,341)			$ 159,593,406

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(91,598)

NET ASSETS – 100.0%			$ 159,501,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable Rate Security - Interest Rate is in effect as of July 31, 2019.

(e)	Rate shown is that which is in effect on July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

COMMERCE FUNDS

Schedule of Investments

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2019:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$157,454,070	$—	$—
Exchange Traded Fund	1,609,167	—	—
Investment Company	2,065,890	—	—
Total	$161,129,127	$—	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$250,896,875	$—	$—
Exchange Traded Fund	7,706,400	—	—
Investment Company	2,852,051	—	—
Total	$261,455,326	$—	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$207,654,723	$—	$—
Exchange Traded Fund	7,001,298	—	—
Investment Company	3,803,488	—	—
Total	$218,459,509	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$473,299,401	$—
Mortgage-Backed Obligations	—	275,185,686	—
Asset-Backed Securities	—	210,232,542	—
Municipal Bond Obligations	—	65,365,962	—
Foreign Debt Obligations	244,738	—	—
U.S. Treasury Obligations	77,667,253	—	—
U.S. Government Agency Obligations		9,475,921
Investment Company	39,972,709	—	—
Total	$117,884,700	$1,033,559,512	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,536,635	$—
Mortgage-Backed Obligations	—	34,302,824	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,973,901	19,673,434	—
Investment Company	1,590,444	—	—
Total	$9,564,345	$56,512,893	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$403,085,477	$—
Investment Company	6,356,244	—	—
Total	$6,356,244	$403,085,477	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$356,352,463	$—
Investment Company	1,165,088	—	—
Total	$1,165,088	$356,352,463	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$158,554,657	$—
Investment Company	1,038,749	—	—
Total	$1,038,749	$158,554,657	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.